WT MUTUAL FUND (THE "TRUST")

                  WILMINGTON MULTI-MANAGER INTERNATIONAL FUND
                    WILMINGTON MULTI-MANAGER REAL ASSET FUND
                  WILMINGTON AGGRESSIVE ASSET ALLOCATION FUND
                 WILMINGTON CONSERVATIVE ASSET ALLOCATION FUND
                 (EACH A "FUND," AND COLLECTIVELY, THE "FUNDS")

Supplement dated October 4, 2011 to the Funds' Prospectuses and Statement of Additional Information dated November 1, 2010, as amended or restated from time to time

THE INFORMATION IN THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT IN THE PROSPECTUSES AND THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH SUCH DOCUMENTS.

Effective October 4, 2011, Jonathan Glidden has resigned as Portfolio Manager of each of the Funds. Each Fund will continue to be managed by the remaining members of that Fund's portfolio management team, consistent with the information currently provided in the Funds' Prospectuses. As such, all references to Mr. Glidden are hereby deleted from each Fund's Prospectus and the Funds' Statement of Additional Information.



          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE